Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Consolidated net loss attributable to Nam Tai Property Inc. shareholders		$ (9,534)	$ (13,158)	$ (25,588)
Adjustments to reconcile consolidated net loss to net cash provided by operating activities:
Depreciation and amortization		1,784	4,173	4,596
Reversal of bad debts		0	0	(2,152)
Loss (gain) on disposal of property, plant and equipment		(14)	(33)	1,506
Gain on disposal of idle property, plant and equipment		(8)	(106)	(447)
Impairment loss on fixed assets and land use rights				19,136
Share-based compensation expenses		1,035	1,685	309
Unrealized exchange loss		3,370	1,470	5,778
Changes in current assets and liabilities:
Decrease in accounts receivable				73,031
Decrease in inventories				30,493
Decrease (increase) in prepaid expenses and other receivables	[1]	(618)	1,723	3,072
Decrease in accounts payable				(95,303)
Decrease in accrued expenses and other payables		(1,225)	(4,536)	(21,781)
Decrease in income tax payable				(3,010)
Total adjustments		4,324	4,376	15,228
Net cash provided by (used in) operating activities		(5,210)	(8,782)	(10,360)
Cash flows from investing activities:
Payment of real estate properties under development	[1]	(5,577)	(2,250)	(1,343)
Purchase of property, plant & equipment	[1]	(525)	(99)	(320)
(Increase) decrease in deposits for real estate properties under development	[1]	304	(469)
(Increase) decrease in deposits for purchase of property, plant and equipment	[1]	4		(48)
Proceeds from disposal of property, plant and equipment and other assets		14	1,716	22,672
Proceeds from disposal of idle property, plant and equipment		8	106	447
Cash received from finance lease receivable		1,371	3,840	3,566
Decrease (increase) in short term investments		(39,719)	35,167	116,270
Net cash provided by (used in) investing activities		(44,120)	38,011	141,244
Cash flows from financing activities:
Cash dividends paid		(2,936)	(3,230)	(3,581)
Proceeds from shares issued on exercise of options		3,288	3,996	89
Share repurchase program		(6,258)	(36,704)	(17,561)
Proceeds from short term bank borrowing			92,432	40,000
Repayment of short term bank borrowing			(132,432)
Net cash provided by (used in) financing activities		(5,906)	(75,938)	18,947
Net increase (decrease) in cash and cash equivalents		(55,236)	(46,709)	149,831
Cash and cash equivalents at beginning of year		157,371	212,760	68,707
Effect of exchange rate changes on cash and cash equivalents		(7,577)	(8,680)	(5,778)
Cash and cash equivalents at end of year		94,558	157,371	212,760
Supplemental schedule of cash flow information:
Interest paid			413	8
Income taxes paid				143
Non-cash investing activities:
Decrease in construction in progress funded through accrued expenses and other payables		$ (611)	$ (173)	$ (241)

[1]	Certain comparative amounts have been reclassified to conform with the current period's presentation and disclosure.